INCOME TAXES (Tables)	6 Months Ended
Sep. 30, 2024
Notes and other explanatory information [abstract]
Schedule of effective income tax rates

	Six Months Ended September 30,
	2024	2023
Loss before income taxes	$3,024	$12,143
Income tax benefit	$3	$1,052
Effective tax rate	0.10%	8.66%